TCW/DW MID-CAP EQUITY TRUST   Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS November 30, 1997

DEAR SHAREHOLDER:

We are pleased to present the annual report of TCW/DW Mid-Cap Equity Trust for the fiscal year ended November 30, 1997.

The 12-month bear market in small-and mid-cap growth stocks, which began in May 1996, finally ended in April 1997. However, it is difficult to forecast with precision when mid-cap growth stocks will regain relative favor with domestic equity investors. There are still several factors that may attract investors to this sector. Foremost is the valuation gap. From almost all standard financial measurements (price to book, price to earnings, price to growth) mid-cap growth stock valuations relative to the larger stocks of the Standard & Poor's 500 Composite Stock Price Index (S&P 500) are at historical lows. This scenario has remained in place since the mid-cap recovery began in April. Since the onset of the Asian crisis there has been a relative decline in the mid-cap sector, but any significant fallout is less likely to be felt because mid-caps generally do very little business in Asia. Finally, periods of market turbulence frequently create buying opportunities in mid-cap growth companies, which are often unfairly penalized over the short-term.

THE MARKETPLACE

The situation in Asia has generated significant fears of deflation and declining growth for 1998. Over the short-term, bonds and large-cap stocks have benefited relative to small-and mid-cap growth stocks. As concerns about deflation mount, the expectation of lower interest rates have buoyed bond prices. Meanwhile, a flight to liquidity in equities supports the S&P 500's 25 largest and most stable growers at the expense of all the other stocks not represented on the index. The Fund's investment adviser, TCW Funds Management, Inc., (TCW), questions the deflation argument, but does believe that the benefits of lower inflation will offset lower earnings growth. In any event, TCW believes that it is too early to make definitive statements about the impact of Asian economies on U.S. markets.

However, over the next six to nine months TCW anticipates great uncertainty with respect to corporate earnings. TCW further expects good

TCW/DW MID-CAP EQUITY TRUST
LETTER TO THE SHAREHOLDERS November 30, 1997, continued

companies to adjust to the potential onset of decreased demand, with lower spending and work-force reductions. Given the recent level of economic growth, however, this scenario is unlikely to happen in advance of declining demand. If these fears were to actually materialize, profitability could suffer in the short-term. As a result, TCW expects that top-tier companies will seek to exploit their weaker competitors during this period of retrenchment. Recent initial or increased investment in Asia by GE Capital, AIG Insurance, Citibank and Coca-Cola are strong evidence of this trend. Once the uncertainty of the next several months is behind us, the Fund's management anticipates a more positive outlook for small-and mid-cap growth funds. Over the intermediate and long-term, TCW expects that small-and mid-cap growth stocks, which have little if any exposure to Asia, to outperform the large multinational companies that dominate the S&P 500.

PERFORMANCE

[GRAPHIC OMITTED]

TCW/DW Mid-Cap Equity Trust's Class B shares registered a total return of -0.64 percent for the fiscal year ended November 30, 1997, lagging its comparative benchmarks, the Standard & Poor's Mid-Cap 400 Index and the Lipper Analytical Services Mid-Cap Funds Index, which posted total returns of
27.45 percent and 16.01 percent, respectively. The Fund's underperformance was a direct result of poor performance by technology-related companies such as Ascend Communications, Inc., Cascade Communications Corp. and Premisys Communications, Inc. Also, the Fund was underweighted in the financial and energy sectors during the fiscal year, which have been market leaders. However, TCW believes that careful selection of high-quality, high-growth companies with earning-power growth, which are underappreciated by Wall Street consensus, should enable the Fund to recover somewhat as mid-caps continue to gain strength. The accompanying chart illustrates the growth of a $10,000 investment in the Class B shares of the Fund from its inception (February 27, 1996) through November 30, 1997, versus similar hypothetical investments in the issues that comprise the Standard & Poor's Mid-Cap 400 Index and the Lipper Mid-Cap Funds Index, respectively.

TCW/DW MID-CAP EQUITY TRUST
LETTER TO THE SHAREHOLDERS November 30, 1997, continued

THE PORTFOLIO

At the end of the fiscal year, the Fund had net assets in excess of $174 million. The portfolio's largest industry groups at that time were computer software and services (16.5 percent of total net assets), commercial services (15.3 percent), broadcast media (9.5 percent), retail specialty (4.8 percent) and medical products (4.4 percent). TCW avoids sectors that are cyclical, fragmented, have modest or mature growth rates and are commodity like in nature.

As a bottom-up investor, the Fund does not target particular industries. Changes in assets allocated to specific sectors merely reflect the impact of individual stock selection, not any particular macroeconomic forecast. TCW's primary goal is to ensure that the Fund has strong positions in mid-cap companies that it believes appear to have the capability of exceeding expectations in both the short and long term. Under normal market conditions, the Fund does not deviate from its discipline of trying to identify high-quality, high-growth companies whose earning power and growth rates appear to be underestimated by Wall Street consensus.

In order to minimize the impact of a slowing economy on the Fund, TCW invests in companies that appear to be insulated from macroeconomic trends. These investments include such companies as Yahoo! Inc. and E*Trade Group, Inc., which benefit from growth in Internet usage; Siebel Systems, Inc. and Maxim Integrated Products, Inc., which are involved in the trend toward client/server computing; Clear Channel Communications, Inc. and Outdoor Systems, Inc., whose businesses involve deregulated environments through consolidation; and Romac International, Inc. and Robert Half International, Inc., which may benefit from the growing trend toward outsourcing.

In response to the Asian uncertainty, the Fund's technology weighting has been lowered modestly by paring down positions which depend heavily on that region. The Fund remains fully invested and uses market declines to seek to upgrade the quality of its holdings. An existing holding is occasionally sold if it is deemed to have relatively slow growth or less predictable earnings than other holdings.

OUTLOOK

As a new year begins, the Fund continues to adhere strictly to a philosophy of investing in high-quality pure-growth companies and focuses exclusively on the fundamentals of its existing portfolio holdings. Going forward, TCW expects to focus on emerging and restructuring industries. There is no attempt made to time the market, but rather efforts are concentrated on company-specific investment issues such as pricing flexibility, market-share gains and improved efficiencies. Investors should bear in mind that this investment approach can and does lead to short-term volatility. For long-term investors, however, short-term declines may provide additional buying opportunities.

TCW/DW MID-CAP EQUITY TRUST
LETTER TO THE SHAREHOLDERS November 30, 1997, continued

We appreciate your support of TCW/DW Mid-Cap Equity Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW MID-CAP EQUITY TRUST
PORTFOLIO OF INVESTMENTS November 30, 1997

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             COMMON STOCKS (99.6%)
             Advertising (2.7%)
   150,650   Outdoor Systems, Inc.* ..........................................  $ 4,651,319
                                                                              --------------
             Auto Parts -Original Equipment (0.1%)
    10,850   Miller Industries, Inc.* ........................................      105,787
                                                                              --------------
             Biotechnology (1.5%)
    73,500   Biogen, Inc.* ...................................................    2,572,500
                                                                              --------------
             Broadcast Media (9.5%)
    68,800   Cablevision Systems Corp.
               (Class A)* ....................................................    5,637,300
   118,300   Clear Channel Communications, Inc.* .............................    8,014,825
   102,500   Westwood One, Inc.* .............................................    3,010,937
                                                                              --------------
                                                                                 16,663,062
                                                                              --------------
             Commercial Services (15.3%)
    90,525   Apollo Group, Inc. (Class A)* ...................................    3,858,628
   117,900   Corrections Corp. of America* ...................................    4,082,287
    92,400   Paychex, Inc. ...................................................    3,788,400
   153,700   Robert Half International, Inc.* ................................    6,003,906
   467,900   Romac International, Inc.* ......................................    9,007,075
                                                                              --------------
                                                                                 26,740,296
                                                                              --------------
             Computer Services (3.5%)
    64,900   Computer Horizons Corp.* ........................................    2,141,700
   132,600   National Techteam, Inc.* ........................................    1,425,450
    67,100   Transaction Systems Architects, Inc. (Class A)* .................    2,600,125
                                                                              --------------
                                                                                  6,167,275
                                                                              --------------
             Computer Software (3.1%)
    70,000   Cerner Corp.* ...................................................    1,671,250
   137,900   Cognex Corp.* ...................................................    3,654,350
                                                                              --------------
                                                                                  5,325,600
                                                                              --------------
             Computer Software & Services (16.5%)
   106,400   Avid Technology, Inc.* ..........................................    3,112,200
    35,600   Baan Company, NV (Netherlands)* .................................    2,534,275
   188,900   FORE Systems, Inc.* .............................................    3,258,525
    92,700   PeopleSoft, Inc.* ...............................................    6,060,262
   153,600   Security Dynamics Technologies, Inc. ............................    5,203,200
   208,400   Siebel Systems, Inc.* ...........................................    8,674,650
                                                                              --------------
                                                                                 28,843,112
                                                                              --------------
             Consumer Business Services (1.4%)
    35,600   CBT Group PLC (ADR)(Ireland)* ...................................    2,514,250
                                                                              --------------
             Electronics -Semiconductors/
             Components (3.3%)
    84,200   Maxim Integrated Products, Inc.* ................................    5,815,062
                                                                              --------------
             Entertainment (2.5%)
   110,100   Mirage Resorts, Inc.* ...........................................    2,614,875
    68,850   Regal Cinemas, Inc.* ............................................    1,751,372
                                                                              --------------
                                                                                  4,366,247
                                                                              --------------
             Environmental Control (0.6%)
    54,800   Newpark Resources, Inc.* ........................................    1,092,575
                                                                              --------------
             Financial Services (2.7%)
    42,700   C.I.T. Group, Inc. -(Class A)* ..................................    1,297,013
    53,400   Price (T. Rowe) Associates, Inc. ................................    3,471,000
                                                                              --------------
                                                                                  4,768,013
                                                                              --------------
             Hospital Management (2.7%)
   195,025   Health Management Associates, Inc. (Class A)* ...................    4,778,112
                                                                              --------------
             Hotels/Motels (0.7%)
    17,200   HFS, Inc.* ......................................................    1,180,350
                                                                              --------------
             Insurance (2.2%)
    99,700   Hartford Life, Inc. (Class A) ...................................    3,825,988
                                                                              --------------
             Internet (6.3%)
   130,900   E*TRADE Group, Inc.* ............................................    3,272,500
    88,600   Netscape Communications Corp.* ..................................    2,525,100
   102,100   Yahoo! Inc.* ....................................................    5,207,100
                                                                              --------------
                                                                                 11,004,700
                                                                              --------------

             Medical Products (4.4%)
   163,400   Safeskin Corp.* .................................................    7,679,800
                                                                              --------------
             Medical Services (3.5%)
   186,600   Coventry Corp.* .................................................    2,787,338
   133,000   PhyCor, Inc.* ...................................................    3,275,125
                                                                              --------------
                                                                                  6,062,463
                                                                              --------------
             Oil & Gas Drilling (2.3%)
    46,900   Patterson Energy, Inc.* .........................................    1,705,988
    86,700   Precision Drilling Corp. (Canada)* ..............................    2,232,525
                                                                              --------------
                                                                                  3,938,513
                                                                              --------------
             Pharmaceuticals (2.0%)
    80,500   Dura Pharmaceuticals, Inc.* .....................................    3,511,813
                                                                              --------------
             Publishing (0.4%)
    44,900   Playboy Enterprises, Inc.
               (Class B)* ....................................................      614,569
                                                                              --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
PORTFOLIO OF INVESTMENTS November 30, 1997, continued

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Real Estate (1.1%)
    55,000   CB Commercial Real Estate Services Group, Inc.* .................  $1,835,625
                                                                              --------------
             Recreation (2.6%)
   170,750   Signature Resorts, Inc.* ........................................   4,588,906
                                                                              --------------
             Restaurants (1.3%)
    64,100   Starbucks Corp.* ................................................   2,227,475
                                                                              --------------
             Retail -Specialty (4.8%)
   110,300   Bed Bath & Beyond, Inc.* ........................................   3,681,263
   160,900   Best Buy Co., Inc.* .............................................   4,686,213
                                                                              --------------
                                                                                 8,367,476
                                                                              --------------
             Telecommunications Equipment (2.6%)
    68,400   Advanced Fibre Communications, Inc.* ............................   1,752,750
   121,200   Pairgain Technologies, Inc.* ....................................   2,855,775
                                                                              --------------
                                                                                 4,608,525
                                                                              --------------

TOTAL INVESTMENTS
(Identified Cost $125,013,734)(a) .    99.6%   173,849,413
OTHER ASSETS IN EXCESS OF
LIABILITIES........................     0.4        713,946
                                    -------- -------------
NET ASSETS.........................   100.0%  $174,563,359
                                    ======== =============

[FN]
------------
ADR     American Depository Receipt.
*       Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $55,724,076 and the aggregate gross unrealized depreciation is $6,888,397, resulting in net unrealized appreciation of $48,835,679.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1997

 ASSETS:
Investments in securities, at value (identified cost $125,013,734)     $173,849,413
Receivable for:
  Investments sold ................................................         988,019
  Shares of beneficial interest sold ..............................          27,950
  Dividends .......................................................           9,027
Deferred organizational expenses ..................................         107,147
Prepaid expenses ..................................................          63,740
                                                                     --------------
  TOTAL ASSETS ....................................................     175,045,296
                                                                     --------------
LIABILITIES:
Payable for:
  Plan of distribution fee ........................................         147,946
  Management fee ..................................................          88,794
  Shares of beneficial interest repurchased .......................          69,647
  Investment advisory fee .........................................          59,196
Payable to bank ...................................................          68,552
Accrued expenses ..................................................          47,802
                                                                     --------------
  TOTAL LIABILITIES ...............................................         481,937
                                                                     --------------
  NET ASSETS ......................................................    $174,563,359
                                                                     ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $160,266,228
Net unrealized appreciation .......................................      48,835,679
Accumulated net realized loss .....................................     (34,538,548)
                                                                     --------------
  NET ASSETS ......................................................    $174,563,359
                                                                     ==============
CLASS A SHARES:
Net Assets ........................................................         $58,168
Shares Outstanding (unlimited authorized, $.01 par value)  ........           5,348
  NET ASSET VALUE PER SHARE .......................................          $10.88
                                                                     ==============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................          $11.48
                                                                     ==============
CLASS B SHARES:
Net Assets ........................................................    $174,411,901
Shares Outstanding (unlimited authorized, $.01 par value)  ........      16,074,010
  NET ASSET VALUE PER SHARE .......................................          $10.85
                                                                     ==============
CLASS C SHARES:
Net Assets ........................................................         $83,239
Shares Outstanding (unlimited authorized, $.01 par value)  ........           7,669
  NET ASSET VALUE PER SHARE .......................................          $10.85
                                                                     ==============
CLASS D SHARES:
Net Assets ........................................................         $10,051
Shares Outstanding (unlimited authorized, $.01 par value)  ........             923
  NET ASSET VALUE PER SHARE .......................................          $10.89
                                                                     ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended November 30, 1997*

NET INVESTMENT INCOME:
INCOME
Interest ..................................  $    125,918
Dividends .................................       109,807
                                            --------------
  TOTAL INCOME ............................       235,725
                                            --------------
EXPENSES
Plan of distribution fee (Class A shares)              46
Plan of distribution fee (Class B shares)       1,802,459
Plan of distribution fee (Class C shares)             178
Management fee ............................     1,081,715
Investment advisory fee ...................       721,143
Transfer agent fees and expenses ..........       271,344
Professional fees .........................        54,795
Registration fees .........................        52,573
Shareholder reports and notices ...........        45,992
Organizational expenses ...................        33,099
Trustees' fees and expenses ...............        26,156
Custodian fees ............................        20,886
Other .....................................        16,572
                                            --------------
  TOTAL EXPENSES ..........................     4,126,958
                                            --------------
  NET INVESTMENT LOSS .....................    (3,891,233)
                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss .........................   (22,962,571)
Net change in unrealized appreciation  ....    23,258,457
                                            --------------
  NET GAIN ................................       295,886
                                            --------------
NET DECREASE ..............................  $ (3,595,347)
                                            ==============

------------

* Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE PERIOD
                                                              FOR THE YEAR      FEBRUARY 27, 1996*
                                                                ENDED              THROUGH
                                                           NOVEMBER 30, 1997**  NOVEMBER 30, 1996
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ...................................     $ (3,891,233)       $ (2,370,756)
Net realized loss .....................................      (22,962,571)        (11,575,977)
Net change in unrealized appreciation .................       23,258,457          25,577,222
                                                        ------------------- ------------------
  NET INCREASE (DECREASE)  ............................       (3,595,347)         11,630,489
Net increase (decrease) from transactions in shares of
 beneficial interest ..................................      (27,115,386)        193,543,603
                                                        ------------------- ------------------
  NET INCREASE (DECREASE)  ............................      (30,710,733)        205,174,092
NET ASSETS:
Beginning of period ...................................      205,274,092             100,000
                                                        ------------------- ------------------
  END OF PERIOD .......................................     $174,563,359        $205,274,092
                                                        =================== ==================

------------

*      Commencement of operations.

**     Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
Notes to Financial Statements November 30, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Mid-Cap Equity Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. ("InterCapital"), an affiliate of Dean Witter Services Company Inc. (the "Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on February 27, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision

TCW/DW MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1997, continued

of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Co. Inc., paid the organizational expenses of the Fund in the amount of approximately $165,000, which have been

TCW/DW MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1997, continued

reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of

TCW/DW MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1997, continued

Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $9,313,194 at November 30, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended November 30, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $946,099 and received approximately $3,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

TCW/DW MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1997, continued

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1997 aggregated $86,977,350 and $112,947,894, respectively.

For the period May 31, 1997 through November 30, 1997, the Fund incurred brokerage commissions of $1,235 with Morgan Stanley & Co., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At November 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $1,000.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE PERIOD
                                             FOR THE YEAR               FEBRUARY 27, 1996*
                                                ENDED                         THROUGH
                                          NOVEMBER 30, 1997              NOVEMBER 30, 1996
                                    ------------------------------ -----------------------------
                                        SHARES         AMOUNT          SHARES         AMOUNT
                                    ------------- ---------------  ------------- --------------
CLASS A SHARES**
Sold ..............................        6,748    $     74,233         --             --
Repurchased .......................       (1,400)        (15,778)        --             --
                                    ------------- ---------------  ------------- --------------
Net increase -Class A .............        5,348          58,455         --             --
                                    ------------- ---------------  ------------- --------------
CLASS B SHARES
Sold ..............................    2,893,121      29,335,443     20,260,721    $209,433,376
Repurchased .......................   (5,621,922)    (56,605,744)    (1,467,910)    (15,889,773)
                                    ------------- ---------------  ------------- --------------
Net increase (decrease) -Class B  .   (2,728,801)    (27,270,301)    18,792,811     193,543,603
                                    ------------- ---------------  ------------- --------------
CLASS C SHARES**
Sold ..............................        7,669          86,447         --             --
                                    ------------- ---------------  ------------- --------------
CLASS D SHARES**
Sold ..............................          923          10,013         --             --
                                    ------------- ---------------  ------------- --------------
Net increase (decrease) in Fund  ..   (2,714,861)   $(27,115,386)    18,792,811    $193,543,603
                                    ============= ===============  ============= ==============

------------
*  Commencement of operations.

** For the period July, 28, 1997 (issue date) through November 30, 1997.

7. FEDERAL INCOME TAX STATUS

At November 30, 1997, the Fund had a net capital loss carryover of approximately $34,462,000 of which $11,576,000 will be available through November 30, 2004 and $22,886,000 will be available through November 30, 2005 to offset future capital gains to the extent provided by regulations.

As of November 30, 1997, the Fund had permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from these differences, paid-in-capital was charged and net investment loss was credited $3,891,233.

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                              FOR THE YEAR        FOR THE PERIOD
                                                  ENDED         FEBRUARY 27, 1996*
                                              NOVEMBER 30,           THROUGH
                                                1997**++        NOVEMBER 30, 1996
----------------------------------------  -------------------- ------------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...        $10.92               $10.00
                                          -------------------- ------------------
Net investment loss .....................         (0.22)               (0.13)
Net realized and unrealized gain  .......          0.15                 1.05
                                          -------------------- ------------------
Total from investment operations  .......         (0.07)                0.92
                                          -------------------- ------------------
Net asset value, end of period ..........        $10.85               $10.92
                                          ==================== ==================
TOTAL INVESTMENT RETURN+ ................         (0.64)%               9.20%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................          2.29%                2.28%(2)
Net investment loss .....................         (2.16)%              (1.79)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $174,412             $205,274
Portfolio turnover rate .................            49%                  25%(1)
Average commission rate paid ............       $0.0569              $0.0577

------------
*      Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS, continued

                                            FOR THE PERIOD
                                            JULY 28, 1997*
                                                THROUGH
                                             NOVEMBER 30,
                                                1997++
----------------------------------------  ------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...      $10.85
                                          ------------------
Net investment loss .....................       (0.06)
Net realized and unrealized gain  .......        0.09
                                          ------------------
Total from investment operations  .......        0.03
                                          ------------------
Net asset value, end of period ..........      $10.88
                                          ==================
TOTAL INVESTMENT RETURN+ ................        0.28%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................        1.55%(2)
Net investment loss .....................       (1.46)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $58
Portfolio turnover rate .................          49%
Average commission rate paid ............     $0.0569
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...      $10.85
                                          ------------------
Net investment loss .....................       (0.08)
Net realized and unrealized gain  .......        0.08
                                          ------------------
Total from investment operations  .......         --
                                          ------------------
Net asset value, end of period ..........      $10.85
                                          ==================
TOTAL INVESTMENT RETURN+ ................        0.09%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................        2.32 %(2)
Net investment loss .....................       (2.22)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $83
Portfolio turnover rate .................          49%
Average commission rate paid ............     $0.0569

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS, continued

                                            FOR THE PERIOD
                                            JULY 28, 1997*
                                                THROUGH
                                             NOVEMBER 30,
                                                1997++
----------------------------------------  ------------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...      $10.85
                                          ------------------
Net investment loss .....................       (0.05)
Net realized and unrealized gain  .......        0.09
                                          ------------------
Total from investment operations  .......        0.04
                                          ------------------
Net asset value, end of period ..........      $10.89
                                          ==================
TOTAL INVESTMENT RETURN+ ................        0.37%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................        1.30%(2)
Net investment loss .....................       (1.19)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $10
Portfolio turnover rate .................          49%
Average commission rate paid ............     $0.0569

------------
*      The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW MID-CAP EQUITY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Mid-Cap Equity Trust (the "Fund") at November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period February 27, 1996 (commenecment of operations) through November 30, 1996 and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 9, 1998

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern


OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Douglas S. Foreman
Vice President

Christopher J. Ainley
Vice President


TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Aemricas
New York, New York 10036


MANAGER
Dean Witter Services Company Inc.


ADVISER
TCW Funds Management, Inc.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please use the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


TCW/DW


    MID-CAP
    EQUITY TRUST

        [GRAPHIC OMITTED]

ANNUAL REPORT
NOVEMBER 30, 1997